Other Payables and Accrued Liabilities - Other Payables and Accrued Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Payables and Accruals [Abstract]
Employee related liabilities	$ 283	$ 273
Employee compensated absences	104	114
Taxes other than income taxes	54	68
Advances	44	33
Payables to equity-method investments	49	50
Obligations for capacity rights		2
Derivative instruments	25	73
Provision for restructuring	26	32
Current portion of pension	8	9
Royalties	19	26
Others	91	161
Total	$ 703	$ 841